Investment Strategy	Feb. 27, 2025
SP Funds S&P Global Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The S&P Global 1200 Shariah Information Technology Capped Index is designed to measure the performance of global large-cap equity securities within the information technology sector that pass rules-based screens for adherence to Shariah investment guidelines, with a cap applied to ensure diversification among companies in the Index.

S&P Dow Jones Indices (S&P) is responsible to constructing and maintaining the Index. The Index includes all of the constituents of the S&P Global 1200 Shariah Index classified as part of the GICS® Information Technology Sector. S&P engages a third-party consultant to screen potential constituents for non-compliant business activities (companies that offer products and services that are not compliant with Shariah law such as gambling, alcohol, or tobacco) and to eliminate companies that employ leverage in contravention of Shariah law.

The Index is rebalanced and capped monthly, if necessary, and is weighted based on a modified float adjusted market capitalization of each constituent. If any single constituent exceeds 10% of the Index, the constituent’s weight is capped at 10% and the excess is distributed proportionally to all uncapped constituents. Exposure to a single country of domicile is capped at 50% of the Index, with the excess distributed proportionately to uncapped constituents. As of January 31, 2025, the Index was composed of 103 constituents, representing investments in 16 countries including the United States.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). To the extent the Index includes securities in emerging market securities, the Fund may be invested in equity securities of issuers located in emerging markets countries. The Fund considers emerging markets countries to be those countries included in the Dow Jones Emerging Markets Index.

The Fund generally may invest up to 20% of its total assets in Shariah-compliant securities or other Shariah-compliant investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in Shariah-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions) or securities such as mutual funds or exchange-traded funds that invest in Shariah-compliant investments. Each investment made by the Fund that is not included in the Index will be screened for compliance with Shariah principles before investment.

To the extent the Index is concentrated in the securities of a particular industry or group of related industries (i.e., more than 25% of its total assets is represented by such securities), the Fund will concentrate its investments to approximately the same extent as the Index. The Index is concentrated in the information technology sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of the Index.
SP Funds S&P World (ex-US) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Shariah World Index is designed to measure the performance of companies located in developed and emerging markets outside of the United States that pass rules-based screens for adherence to Shariah investment guidelines, with a cap applied to ensure diversification among companies in the Index. To the extent the Index includes securities in emerging market securities, the Fund may be invested in equity securities of issuers located in emerging markets countries. The Fund considers emerging markets countries to be those countries included in the Dow Jones Emerging Markets Index.

The Shariah World Index is a blended index, composed of 50% S&P Developed Ex-U.S. LargeMidCap Shariah Index (USD) and 50% S&P Emerging LargeMidCap Shariah Index (USD). S&P engages a third-party consultant to screen potential constituents for non-compliant business activities (companies that offer products and services that are not compliant with Shariah law such as gambling, alcohol, or tobacco) and to eliminate companies that employ leverage in contravention of Shariah law.

The Index is rebalanced monthly, if necessary, and is weighted based on a modified float adjusted market capitalization of each constituent. The Index is comprised of the top 250 constituents of each underlying index, with the constituents of each underlying index representing 50% of the adjusted market capitalization of the Index, with the excess distributed proportionately to uncapped constituents. As of January 31, 2025, the Index was composed of 438 constituents, representing investments in 22 countries excluding the United States.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets in Shariah-compliant securities or other Shariah-compliant investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in Shariah-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions) or securities such as mutual funds or exchange-traded funds that invest in Shariah-compliant investments. Each investment made by the Fund that is not included in the Index will be screened for compliance with Shariah principles before investment.

To the extent the Index is concentrated in the securities of a particular industry or group of related industries (i.e., more than 25% of its total assets is represented by such securities), the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of the Index.
SP Funds 2030 Target Date Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs an asset allocation strategy designed for investors who are expecting to retire (assuming a shareholder turns 65 in the year indicated in the Fund’s name) or who otherwise have a long-term savings objective on or around the specific target year (target date), as indicated in the Fund’s name, and who are likely to stop making new investments at that time. The Fund is a diversified investment company that operates as a fund-of-funds.

Under normal conditions, the investment manager allocates the Fund’s assets among its target asset classes by investing primarily in a distinctly-weighted combination of other funds (underlying funds), based on each underlying fund’s predominant asset class and strategy. The Fund will invest its assets primarily in underlying funds that follow a Shariah-compliant investment strategy. The Fund invests primarily in exchange-traded funds advised or sub-advised by the investment manager. The affiliated funds in which the Fund currently may invest include SP Funds S&P 500 Sharia Industry Exclusions ETF, SP Funds Dow Jones Global Sukuk ETF, SP Funds S&P Global REIT Sharia ETF, SP Funds S&P Global Technology ETF and SP Funds S&P World (ex-US) ETF. The Adviser engages a third party to certify Shariah compliance for affiliated funds. The Fund may allocate its assets among other third-party funds to seek exposure to asset classes not offered by the investment manager or when the investment manager determines it is prudent to do so. Such third-party funds may not follow Shariah principles.

The Adviser uses the following glide path – the target allocation among asset classes — as the Fund approaches its target date:

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal conditions, the percentage allocations may vary up to 5.0% from the stated allocations. The target date allocation will apply after the target date and during the withdrawal period. Shariah principles prohibit investment in certain types of businesses and prohibit investment in conventional bonds, debentures and other interest-bearing obligations of indebtedness. Accordingly, the Funds will seek exposure to underlying funds that invest in Sukuk in lieu of conventional interest-bearing instruments and the Fund’s allocation to cash will not bear interest. Sukuk is a Shariah-compliant financial certificate representing undivided shares of ownership of a tangible asset as it relates to a specific project or investment activity.

While the Fund is designed for investors expecting to retire or reach another savings goal and begin withdrawals around the target date, investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

SP Funds 2040 Target Date Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs an asset allocation strategy designed for investors who are expecting to retire (assuming a shareholder turns 65 in the year indicated in the Fund’s name) or who otherwise have a long-term savings objective on or around the specific target year (target date), as indicated in the Fund’s name, and who are likely to stop making new investments at that time. The Fund is a diversified investment company that operates as a fund-of-funds.

Under normal conditions, the investment manager allocates the Fund’s assets among its target asset classes by investing primarily in a distinctly-weighted combination of other funds (underlying funds), based on each underlying fund’s predominant asset class and strategy. The Fund will invest its assets primarily in underlying funds that follow a Shariah-compliant investment strategy. The Fund invests primarily in exchange-traded funds advised or sub-advised by the investment manager. The affiliated funds in which the Fund currently may invest include SP Funds S&P 500 Sharia Industry Exclusions ETF, SP Funds Dow Jones Global Sukuk ETF, SP Funds S&P Global REIT Sharia ETF, SP Funds S&P Global Technology ETF and SP Funds S&P World (ex-US) ETF. The Adviser engages a third party to certify Shariah compliance for affiliated funds. The Fund may allocate its assets among other third-party funds to seek exposure to asset classes not offered by the investment manager or when the investment manager determines it is prudent to do so. Such third-party funds may not follow Shariah principles.

The Adviser uses the following glide path – the target allocation among asset classes — as the Fund approaches its target date:

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal conditions, the percentage allocations may vary up to 5.0% from the stated allocations. The target date allocation will apply after the target date and during the withdrawal period. Shariah principles prohibit investment in certain types of businesses and prohibit investment in conventional bonds, debentures and other interest-bearing obligations of indebtedness. Accordingly, the Funds will seek exposure to underlying funds that invest in Sukuk in lieu of conventional interest-bearing instruments and the Fund’s allocation to cash will not bear interest. Sukuk is a Shariah-compliant financial certificate representing undivided shares of ownership of a tangible asset as it relates to a specific project or investment activity.

While the Fund is designed for investors expecting to retire or reach another savings goal and begin withdrawals around the target date, investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

SP Funds 2050 Target Date Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs an asset allocation strategy designed for investors who are expecting to retire (assuming a shareholder turns 65 in the year indicated in the Fund’s name) or who otherwise have a long-term savings objective on or around the specific target year (target date), as indicated in the Fund’s name, and who are likely to stop making new investments at that time. The Fund is a diversified investment company that operates as a fund-of-funds.

Under normal conditions, the investment manager allocates the Fund’s assets among its target asset classes by investing primarily in a distinctly-weighted combination of other funds (underlying funds), based on each underlying fund’s predominant asset class and strategy. The Fund will invest its assets primarily in underlying funds that follow a Shariah-compliant investment strategy. The Fund invests primarily in exchange-traded funds advised or sub-advised by the investment manager. The affiliated funds in which the Fund currently may invest include SP Funds S&P 500 Sharia Industry Exclusions ETF, SP Funds Dow Jones Global Sukuk ETF, SP Funds S&P Global REIT Sharia ETF, SP Funds S&P Global Technology ETF and SP Funds S&P World (ex-US) ETF. The Adviser engages a third party to certify Shariah compliance for affiliated funds. The Fund may allocate its assets among other third-party funds to seek exposure to asset classes not offered by the investment manager or when the investment manager determines it is prudent to do so. Such third-party funds may not follow Shariah principles.

The Adviser uses the following glide path – the target allocation among asset classes — as the Fund approaches its target date:

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal conditions, the percentage allocations may vary up to 5.0% from the stated allocations. The target date allocation will apply after the target date and during the withdrawal period. Shariah principles prohibit investment in certain types of businesses and prohibit investment in conventional bonds, debentures and other interest-bearing obligations of indebtedness. Accordingly, the Funds will seek exposure to underlying funds that invest in Sukuk in lieu of conventional interest-bearing instruments and the Fund’s allocation to cash will not bear interest. Sukuk is a Shariah-compliant financial certificate representing undivided shares of ownership of a tangible asset as it relates to a specific project or investment activity.

While the Fund is designed for investors expecting to retire or reach another savings goal and begin withdrawals around the target date, investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.